Impairment of Assets	9 Months Ended
Sep. 30, 2025
VEON Holdings B.V. [Member]
Impairment of Assets [Line Items]
IMPAIRMENT OF ASSETS

9       IMPAIRMENT OF ASSETS

Property and equipment and intangible assets are tested regularly for impairment. The Company assesses, at the end of each reporting period, whether any indicators exist that an asset may be impaired. If there are such indicators, the Company estimates the recoverable amount of the asset. Impairment losses are recognized in the combined income statement in a separate line item.

The Company performed annual impairment testing of goodwill and also tested assets for impairment as of September 30, 2024 and 2023 and subsequently assessed for indicators of impairment or reversal of impairment as of December 31, 2024 and 2023. The impairment assessment also considered the impact of the cyber-attack in December 2023 on Kyivstar, and concluded that no impairment nor reversal of impairment was identified for Kyivstar. For further details of the Ukraine cyber-attack, refer to Note 1.

In 2024 an impairment loss of US$4 (2023: US$4) was formed based on internal indications of impairment for various individual components of network equipment and software, as the Group did not plan to use this equipment in future. The loss was partly set-off by an impairment reversal on equipment not installed in 2024 of US$1 and right-of-use assets of US$3 in 2023 attributable to the restoration of certain telecommunication sites.

Net Impairment losses in 2024

2024	Property and equipment	Total impairment
Kyivstar	3	3
	3	3

Net Impairment losses in 2023

2023	Property and equipment	Total impairment
Kyivstar	1	1
	1	1

KEY ASSUMPTIONS

	2024	2023
Discount rate (local currency)	18%	22%
Revenue growth rates
Average annual revenue growth rate during forecast period	10%	9%
Terminal growth rate	1%	1%
Operating margin
Average operating margin during the forecast period	52%	51%
Terminal period operating margin	50%	50%
Capex
Average CAPEX as a percentage of revenue during the forecast period	22%	19%
Terminal period CAPEX as a percentage of revenue	20%	20%

The forecast period is the explicit forecast period of five years: for 2024 being 2025-2029 with terminal period in 2030.

Discount rate

The discount rate in functional currency is adjusted for the long-term inflation forecast and applicable risk premium of Ukraine.

Revenue growth rates

The revenue growth rates during the forecast period vary based on numerous factors, including size of market, GDP (Gross Domestic Product), foreign currency projections, traffic growth, market share and others. A long-term growth rate in perpetuity is estimated based on a percentage that is lower than or equal to the country long-term inflation forecast.

Operating margin

The Company estimates operating margin on a pre-IFRS 16 basis (including lease expenses/payments), divided by Total Operating Revenue for each future year. The forecasted operating margin is based on the budget and forecast calculations and assumes cost optimization initiatives which are part of on-going operations, as well as regulatory and technological changes known to date, such as telecommunication license issues and price regulation among others. Segment information in Note 2 is on a post-IFRS 16 basis.

CAPEX

CAPEX is defined as purchases of property and equipment and intangible assets excluding licenses, goodwill and right-of-use assets. The cash flow forecasts for capital expenditures are based on the budget and forecast calculations and include the network roll-out plan and license requirements.

The cash flow forecasts for license and spectrum payments for each operating company for the initial five years include amounts for expected renewals and newly available spectrum. Beyond that period, a long-run cost related to spectrum and license payments is assumed. Payments for right-of-use assets are considered in the operating margin as described above.

SOURCE OF ESTIMATION UNCERTAINTY

There are significant variations with respect to growth, mobile penetration, ARPU, market share and similar parameters, resulting in differences in operating margins. The future development of operating margins is important in the Group’s impairment assessments.